Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

Commitments

Real Estate Under Development

The following summarizes the Company’s real estate commitments at December 31, 2011 (dollars in thousands):

	Number of Properties	Costs Incurred to Date	Expected Costs to Complete (unaudited)	Ownership Stake
Wholly owned - under development	7	$248,746	$425,529	100%
Joint ventures:
Consolidated Joint Ventures	1	13,072	32,928	90%
Unconsolidated Joint Ventures	3	37,913	142,987	95%

		$299,731	$601,444

Ground and Other Leases

UDR owns six communities which are subject to ground leases expiring between 2019 and 2103. In addition, UDR is party to various operating leases related to office space rented by the Company with expiration dates though 2016. The leases are accounted for in accordance with FASB ASC 840, Leases. Future minimum lease payments as of December 31, 2011 are as follows (dollars in thousands):

	Ground Leases (a)	Office Space
2012	$5,043	$458
2013	5,043	478
2014	5,043	498
2015	5,043	499
2016	5,043	40
Thereafter	314,914	—

	$340,129	$1,973

(a)	For purposes of our ground lease contracts, the Company uses the minimum lease payment, if stated in the agreement. For ground lease agreements where there is a reset provision based on the communities appraised value or consumer price index but does not include a specified minimum lease payment, the Company uses the current rent over the remainder of the lease term.

UDR incurred $4.9 million, $4.8 million, $5.0 million of ground rent expense for the years ended December 31, 2011, 2010, and 2009, respectively. The Company incurred $1.2 million, $1.1 million, $2.0 million of rent expense related to office space for the years ended December 31, 2011, 2010, and 2009, respectively.

Contingencies

Litigation and Legal Matters

UDR is subject to various legal proceedings and claims arising in the ordinary course of business. UDR cannot determine the ultimate liability with respect to such legal proceedings and claims at this time. UDR believes that such liability, to the extent not provided for through insurance or otherwise, will not have a material adverse effect on our financial condition, results of operations or cash flow.

United Dominion Realty L.P
COMMITMENTS AND CONTINGENCIES
10.	COMMITMENTS AND CONTINGENCIES

Commitments

Ground Leases

The Operating Partnership owns five communities which are subject to ground leases expiring between 2019 and 2103. The leases are accounted for in accordance with FASB ASC 840, Leases. Future minimum lease payments as of December 31, 2011 are $4.9 million for each of the years ending December 31, 2012 to 2016, and a total of $314.5 million for years thereafter. For purposes of our ground lease contracts, the Operating Partnership uses the minimum lease payment, if stated in the agreement. For ground lease agreements where there is a reset provision based on the communities appraised value or consumer price index but does not included a specified minimum lease payment, the Operating Partnership uses the current rent over the remainder of the lease term.

The Operating Partnership incurred $4.9 million, $4.7 million, and $4.6 million of ground rent expense for the years ended December 31, 2011, 2010, and 2009, respectively.

Contingencies

Litigation and Legal Matters

The Operating Partnership is subject to various legal proceedings and claims arising in the ordinary course of business. The Operating Partnership cannot determine the ultimate liability with respect to such legal proceedings and claims at this time. The General Partner believes that such liability, to the extent not provided for through insurance or otherwise, will not have a material adverse effect on the Operating Partnership’s financial condition, results of operations or cash flow.